Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Account Receivable, Net [Abstract]
Accounts receivable	$ 12,810	$ 20,933
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 12,810	$ 20,933